Issuances of Shares (Details)					12 Months Ended
	Nov. 07, 2025 shares	Sep. 24, 2025 MYR (RM) shares	Sep. 12, 2025 MYR (RM) shares	Mar. 06, 2025 MYR (RM)	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2023 MYR (RM)	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 shares	Jan. 01, 2024 MYR (RM)	Jan. 01, 2024 USD ($)
Issuances of Shares [Line items]
Offering price, per share (in Ringgits per share) | (per share)
Gross proceeds								RM 645,380
Deferred offering costs					10,859,576
Net proceeds					20,039,124
Restricted shares (in Shares) | shares	5,500,000	1,400,000	200,000
Fair value shares issued		RM 12,612,260	RM 1,740,206		RM 42,941,993.6
Cash consideration											RM (457)	$ (113)
Ordinary shares (in Shares) | shares					10,800,000		10,800,000		10,800,000
profit or loss		630,612			RM 7,294,213	$ 1,797,268	RM 7,165,510	RM 4,656,301
Prepayments		11,981,648
Current assets					25,107,851		12,930,657		$ 6,186,487
Non-current assets					91,555,411		RM 14,423,844		$ 22,558,929
Amortisation					RM 6,196,535
Class A Ordinary Shares [Member]
Issuances of Shares [Line items]
Ordinary shares (in Shares) | shares										8,800,000
Class B Ordinary Shares [Member]
Issuances of Shares [Line items]
Ordinary shares (in Shares) | shares										2,000,000
Consulting Agreement [Member]
Issuances of Shares [Line items]
Current assets		2,522,452
Non-current assets		RM 9,459,196
Initial Public Offering [Member]
Issuances of Shares [Line items]
Offering price, per share (in Ringgits per share) | RM / shares					RM 1,750
Number of shares issued (in Shares) | shares					1,750,000	1,750,000
Gross proceeds				RM 30,898,700
Licensing [Member]
Issuances of Shares [Line items]
Non-current assets					RM 8,262,047
Server infrastructure [Member]
Issuances of Shares [Line items]
Non-current assets					28,483,410
Project management services [Member]
Issuances of Shares [Line items]
Current assets					1,239,306
Non-current assets					4,853,954
Amortisation					RM 103,275